497(e)
                                                                      333-132200
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR
INCENTIVE LIFE(R) COLI
INCENTIVE LIFE(R) COLI '04
CORPORATE OWNED INCENTIVE LIFE(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):

   -----------------------------------------------------------------------------
   Existing Portfolio                        Proposed Replacement Portfolio
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust
   -----------------------------------------------------------------------------
   Multimanager Health Care                  Multimanager Aggressive Equity
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value              EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/Van Kampen Real Estate                 EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------

   The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Lord Abbett Mid Cap Value and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, a special shareholder meeting of the Multimanager Health Care Portfolio is scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Merger of the Portfolio holding its special shareholder meeting on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.

   B. PORTFOLIO SHARE CLASS CONVERSION

   On or about August 22, 2009, Incentive Life(R) COLI policy owners who currently have the EQ/Mid Cap Value PLUS variable investment option that exists in the corresponding Class IB Portfolio will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under this policy. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.

EVM-432 (7/09)                                       Catalog No. 142520  (7/09)
IL COLI, IL COLI '04, COIL NB/IF (SAR)                                   x02730
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   C. PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.

2. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "About the Portfolios of the Trusts" in the Prospectus, replacing the information relating to the EQ/Mid Cap Value PLUS Portfolio. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s),
Portfolio Name               Share Class      Objective                               as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Class IA*        Seeks to achieve long-term growth       o AXA Equitable
                                              of capital.
                                                                                      o BlackRock Capital Management, Inc.

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Class IA         Seeks to achieve long-term capital      o AXA Equitable
                                              appreciation.
                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------

* EQ/Equity Growth PLUS Class IB Portfolio in Incentive Life(R) COLI policies.


  Incentive Life(R) COLI and Incentive Life(R) COLI '04 are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Corporate Owned Incentive Life(SM) is issued by and is a service mark of AXA Equitable.
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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